S-K 1603(a) SPAC Sponsor	Aug. 18, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	M3-Brigade Acquisition Partners VI Corp.
Experience and Involvement in Other SPACs [Text Block]

Our sponsor is a Delaware limited liability company, which was recently formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company. Mr. Meghji is the Chief Executive Officer of the Sponsor Manager, and holds voting and investment discretion with respect to the founder shares held of record by the sponsor. In addition, our independent directors will receive an indirect interest in up to 15,000 founder shares per director through membership interests in our sponsor, but will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise. Of the founder shares held by the sponsor and not otherwise allocated to our independent directors, officers or the non-managing sponsor investors, approximately             % will be owned by Mr. Meghji and approximately             % will be held indirectly by other accredited investors.

SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in our company.
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares, private placement warrants and securities underlying the private placement warrants, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) one year after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial

M3-Brigade Sponsor VI LLC Mohsin Y. Meghji Matthew Perkal Eric Greenhaus Chris Chaice Charles Garner Benjamin Fader-Rattner

Transfer permitted (i) to (1) members of the Sponsor, (2) the directors or officers of the Company, the Sponsor, the members of the Sponsor or the Representative, (3) any affiliates or family members of the directors or officers of the Company, the Sponsor, the members of the Sponsor or the Representative, (4) any members or partners of the Sponsor, the members of the Sponsor, the Representative or their respective affiliates, or any affiliates of the Sponsor,

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

the members of the Sponsor, the Representative, or any employees of such affiliates;

(ii) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization;

(iii) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual;

(iv) in the case of an individual, pursuant to a qualified domestic relations order;

(v) in the case of a trust by distribution to one or more permissible beneficiaries of such trust;

(vi) by private sales or transfers made in connection with any forward purchase agreement or any financing transaction or similar arrangement, in connection with an extension of the timeframe for the Company to consummate a Business Combination or in connection with the consummation of an initial Business Combination at prices no greater than the price at which the securities were originally purchased;

(vii) to the Company for no value for cancellation in connection with the consummation of its initial Business Combination;

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

(viii) in the event of the Company’s liquidation prior to the completion of an initial Business Combination;

(ix) by virtue of the laws of the Cayman Islands, the laws of the State of Delaware or the Sponsor’s limited liability company agreement upon dissolution of the Sponsor; or

(x) in the event of the Company’s liquidation, merger, capital stock exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Class A Ordinary Shares for cash, securities or other property subsequent to the Company’s completion of an initial Business Combination;); provided, however, that in the case of clauses (i) through (vii) and clause (ix), these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private Placement Warrants	30 days after the completion of our initial business combination	M3-Brigade Sponsor VI LLC Mohsin Y. Meghji Matthew Perkal Eric Greenhaus Chris Chaice Charles Garner Benjamin Fader-Rattner	Same as above.
Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days after this offering	M3-Brigade Sponsor VI LLC Mohsin Y. Meghji Matthew Perkal Eric Greenhaus Chris Chaice Charles Garner Benjamin Fader-Rattner

The representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement warrants pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.